Share-Based Compensation - Schedule of Share-Based Compensation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Based Compensation Expenses [Line Items]
Total stock based compensation expenses	$ 11,280,399	$ 35,660,544	$ 1,991,885
Long-term incentive plan [Member]
Schedule of Stock Based Compensation Expenses [Line Items]
Total stock based compensation expenses		28,279,364
Share options given to employees [Member]
Schedule of Stock Based Compensation Expenses [Line Items]
Total stock based compensation expenses	1,649,948	514,956	101,414
Share options given to third-party consultant [Member]
Schedule of Stock Based Compensation Expenses [Line Items]
Total stock based compensation expenses			2,736
Board of directors’ compensation [Member]
Schedule of Stock Based Compensation Expenses [Line Items]
Total stock based compensation expenses	796,339	1,516,887
Restricted share units [Member]
Schedule of Stock Based Compensation Expenses [Line Items]
Total stock based compensation expenses	$ 8,834,112	$ 5,349,337	$ 1,887,735